Retirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Detail)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.39%	3.04%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post- Retirement Benefit Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.50%	3.10%
Rate of increase in future compensation	3.25%	3.25%
Medical trend rate	5.00%	5.00%